Financial Instruments and Risk Management - Schedule of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - Fair Value, Inputs, Level 3 [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Opening position	$ 123
Changes in fair value measurement	(38)	$ 1
Currency translation adjustment	(8)	5
Closing position	77	123
Amount of total losses for the period included in earnings attributable to liabilities still held at the reporting date	$ (2)
Contingent consideration on business combinations		$ 117